Financial risk management	3 Months Ended
Mar. 31, 2026
Financial Risk Management
Financial risk management

17.	Financial risk management:

The Company has exposure to the following risks from its use of financial instruments: credit risk, market risk, liquidity risk, and capital risk. Management, the Board of Directors, and the Audit Committee monitor risk management activities and review the adequacy of such activities. There have been no significant changes to the Company’s risk management strategies since December 31, 2025.

Amounts receivable consist of:

	March 31,	December 31,
	2026	2025

Trade receivables	$1,897	$1,950
Other miscellaneous receivables	144	138

	$2,041	$2,088

Trade receivables by geography consist of:

	March 31,	December 31,
	2026	2025

United States	$127	$37
Europe	1,770	1,913

	$1,897	$1,950

An aging of the Company’s trade receivables are as follows:

	March 31,	December 31,
	2026	2025

Current	$1,687	$1,910
31-60 days	-	38
61-90 days	201	-
Over 91 days	9	2

	$1,897	$1,950

The balance of the past due amounts relates to recurring customers and are considered collectible.